Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Revenue
Total revenue	$ 9,378,673	$ 4,239,604	$ 3,924,983
Cost of finished cannabis inventory sold (Note 6)	(3,997,617)	(2,155,507)	(2,935,934)
Cost of service revenues	(154,353)	(271,167)
Gross profit, excluding fair value items	5,226,703	1,812,930	(2,935,934)
Realized fair value amounts in inventory sold	(950,461)	(1,482,725)	(622,804)
Unrealized fair value gain loss on growth of biological assets (Note 5)	1,824,226	1,515,492	486,354
Gross profit	6,100,468	1,845,697	852,599
Expenses
Accretion expense	949,811	609,357	153,195
Amortization of intangible assets	4,997	26,600	31,373
Amortization of property & equipment (Note 12)	180,015	250,836	63,295
General and administrative (Note 26)	3,983,250	2,196,421	4,660,675
Share-based compensation	280,819	337,162	113,227
Transaction costs			3,453,790
Total expenses	5,398,892	3,420,376	8,475,555
Gain (loss) from operations	701,576	(1,574,679)	(7,622,956)
Other income and (expense)
Interest expense	(197,632)	(249,296)	(245,549)
Other income (expense)	(17,072)	14,750	16,733
Gain on disposal of subsidiary		1,574
Loss on debt restructure		(765,707)
Gain on derecognition of derivative liability		244,572	39,500
Gain (loss) on debt settlement	141,180	23,939	(4,942)
Loss on settlement of non-controlling interest	(189,816)
Unrealized loss on marketable securities	(35,902)	(263,483)
Unrealized gain (loss) on derivative liability (Note 15)	(1,258,996)	221,820	121,811
Loss on disposal of property and equipment	(7,542)	(9,978)	(70,403)
Acquisition costs (Note 27)			(126,202)
Impairment of technology license			(1,574,761)
Debt issuance cost			(10,165)
Loss from operations before taxes	(864,204)	(2,356,488)	(9,476,934)
Income tax (Note 28)	(150,543)
Net loss	(1,014,747)	(2,356,488)	(9,476,934)
Other comprehensive income (items that may be subsequently reclassified to profit & loss):
Currency translation	(78,181)	(134,117)	121,920
Total comprehensive loss	$ (1,092,928)	$ (2,490,605)	$ (9,355,014)
Loss per share attributable to shareholders – basic & diluted	$ (0.02)	$ (0.03)	$ (0.13)
Weighted average shares outstanding – basic & diluted	135,231,802	90,596,827	70,928,833
Net loss for the year attributable to:
Non-controlling interest	$ 1,395,558	$ (75,049)	$ (176,712)
Shareholders	(2,410,305)	(2,281,439)	(9,300,222)
Net loss	(1,014,747)	(2,356,488)	(9,476,934)
Comprehensive loss for the year attributable to:
Non-controlling interest	1,395,558	(75,049)	(176,712)
Shareholders	(2,488,486)	(2,415,556)	(9,178,302)
Total comprehensive loss	(1,092,928)	(2,490,605)	(9,355,014)
Products [Member]
Revenue
Total revenue	9,034,618	3,846,223	3,924,983
Services [Member]
Revenue
Total revenue	$ 344,055	$ 393,381